FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF REPORTING PERIOD:                               SEPTEMBER 30, 2005

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          COMMON STOCK - 80.25%

          Air Transport Industry -- 2.29%
    1,700 Fedex Corporation...............................   $ 148,121

          Bank Industry -- 3.46%
    3,000 Bank of New York Company Incorporated...........      88,230
    2,983 Citigroup Incorporated..........................     135,786
                                                             ---------
                                                               224,016

          Biotechnology Research & Development Industry -- 0.54%
    1,500 Biovail Corporation.............................      35,055

          Chemical (Basic) Industry -- 1.03%
    1,700 Du Pont.........................................      66,589

          Chemical (Specialty) Industry -- 3.26%
    4,400 Praxair Incorporated............................     210,892

          Computer & Peripherals Industry -- 0.58%
    2,900 EMC Corporation/Mass............................      37,526

          Computer Networks Industry -- 1.10%
    3,000 Network Appliance Incorporated..................      71,220

          Computer Software & Services Industry -- 3.55%
    2,000 Automatic Data Processing Incorporated..........      86,080
    1,200 Computer Sciences Corporation...................      56,772
    7,000 Oracle Corporation..............................      86,800
                                                             ---------
                                                               229,652

          Diversified Company Industry -- 3.62%
       66 Berkshire Hathaway Incorporated Class B.........     180,246
    1,000 Danaher Corporation.............................      53,830
                                                             ---------
                                                               234,076

          Drug Industry -- 4.74%
    1,500 Amgen Incorporated..............................     119,505
    7,500 Pfizer Incorporated.............................     187,275
                                                             ---------
                                                               306,780

          Electrical Equipment Industry -- 8.08%
    4,000 Emerson Electric Company........................     287,200
    7,000 General Electric Company........................     235,690
                                                             ---------
                                                               522,890

          Electronics Industry -- 2.35%
    2,800 Canon Incorporated ADR..........................     151,928

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          Entertainment Industry -- 0.84%
    3,000 Time Warner Incorporated........................      54,330

          Food Processing Industry -- 2.05%
    4,168 Tootsie Roll Industries Incorporated............     132,334

          Food Services Industry -- 0.66%
    5,620 Koninklijke Ahold ADR...........................      42,656

          Food Wholesalers Industry -- 3.88%
    8,000 Sysco Corporation...............................     250,960

          Household Products Industry -- 3.68%
    4,000 Procter & Gamble Company........................     237,840

          Insurance (Diversified) Industry -- 3.35%
    3,500 American International Group....................     216,860

          Insurance (Life) Industry -- 2.45%
    3,500 AFLAC Incorporated..............................     158,550

          Investment Company (Biotech) Industry -- 4.13%
    1,400 Biotech Holders Trust...........................     267,008

          Management Services Industry -- 0.98%
    1,300 KLA-Tencor Corporation..........................      63,388

          Medical Supplies Industry -- 6.28%
    3,200 Abbott Laboratories.............................     135,680
    1,100 Bard C R Inc....................................      72,633
    4,000 Stryker Corporation.............................     197,720
                                                             ---------
                                                               406,033

          Newspaper Industry -- 1.03%
    2,250 New York Times Company Class A..................      66,937

          Office Equipment & Supplies Industry -- 2.74%
    8,325 Staples Incorporated............................     177,489

          Pharmaceutical Research and Development Industry -- 0.20%
      320 Hospira Incorporated............................      13,110

          Retail Building Supply Industry -- 3.21%
    5,450 Home Depot Incorporated.........................     207,863

          Retail Store Industry -- 4.14%
    6,250 Dollar General..................................     114,625
    3,500 Wal-Mart Stores Incorporated....................     153,370
                                                            ----------
                                                               267,995

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          Semiconductor Industry -- 1.52%
    4,000 Intel Corporation...............................      98,600

          Telecommunication Equipment Industry -- 2.43%
    2,057 Agilent Technologies Incorporated...............      67,367
    5,000 Cisco Systems Incorporated......................      89,600
                                                             ---------
                                                               156,967

          Telecommunication Services Industry -- 2.08%
    3,000 Qualcomm Incorporated...........................     134,250


          OPTIONS -- 0.11%
       10 Put S&P 500 December 1150 exp. 12/17/05.........       7,300


          U.S. TREASURY BILLS -- 19.92%
1,300,000 U.S. Treasury Bill 3.49% due 11-17-05...........   1,288,950


          CASH, RECEIVABLES & LIABILITIES -- (0.29)%
          Cash & Other Assets Less Liabilities............    (18,725)


          TOTAL PORTFOLIO.................................  $6,469,440


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